Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Loss per share

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Basic and Diluted loss for the period (£)	(35,971,000)	(28,676,000)	(73,614,000)	(44,168,000)
Basic and diluted weighted average number of shares	123,748,524	121,899,774	123,504,575	121,432,193
Basic and diluted loss per share (£)	(0.29)	(0.24)	(0.60)	(0.36)